Advances to suppliers - Additional information (Details)	6 Months Ended
	Mar. 31, 2020 USD ($) item	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 11,732,283	$ 14,034,379	$ 5,868,486
Frame work Agreement	3 years
Number of suppliers | item	2
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 10,991,386
Percentage of advances to suppliers utilized	88.00%
Remaining percentage of advances to supplier expected to be utilized	12.00%
Percentage of advances to suppliers on each purchase order	30.00%